Meridian Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
Common Stocks - 89.0%
Communication Services - 2.7%
Entertainment - 1.9%
Cinemark Holdings, Inc. [1]	1,024,295	$ 39,578,759
Interactive Media & Services - 0.1%
Cargurus, Inc. [2]	47,307	1,464,152
Media - 0.7%
National CineMedia, Inc. [1]	1,836,706	15,060,989
Total Communication Services		56,103,900
Consumer Discretionary - 17.0%
Auto Components - 0.1%
Fox Factory Holding Corp. [2]	34,231	2,130,537
Diversified Consumer Services - 3.0%
frontdoor, Inc. [2]	758,365	36,833,788
Grand Canyon Education, Inc. [2]	276,722	27,174,100
		64,007,888
Internet & Direct Marketing Retail - 1.4%
Chewy, Inc. Class A [1,2]	303,284	7,454,721
Shutterstock, Inc. [1,2]	633,226	22,872,123
		30,326,844
Leisure Products - 1.3%
Polaris, Inc.	306,272	26,954,999
Specialty Retail - 2.5%
Sally Beauty Holdings, Inc. [1,2]	3,546,939	52,813,922
Textiles, Apparel & Luxury Goods - 8.7%
Carter's, Inc. [1]	301,746	27,522,253
Hanesbrands, Inc. [1]	4,233,428	64,856,117
Skechers U.S.A., Inc. Class A [1,2]	1,516,138	56,627,754
Under Armour, Inc. Class C [1,2]	869,028	15,755,478
Wolverine World Wide, Inc. [1]	624,578	17,650,574
		182,412,176
Total Consumer Discretionary		358,646,366
Energy - 0.2%
Energy Equipment & Services - 0.2%
RigNet, Inc. [2]	635,695	4,926,636
Total Energy		4,926,636
Financials - 1.9%
Banks - 0.3%
Bank OZK	243,216	6,632,500
Capital Markets - 1.6%
LPL Financial Holdings, Inc.	234,147	19,176,639
WisdomTree Investments, Inc.	2,635,866	13,772,400
		32,949,039
Total Financials		39,581,539
	Shares	Value
Health Care - 18.5%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. [1,2]	267,384	$ 8,663,242
DBV Technologies SA ADR (France) [1,2]	727,794	6,259,028
Deciphera Pharmaceuticals, Inc. [1,2]	337,383	11,450,779
Heron Therapeutics, Inc. [1,2]	684,621	12,665,488
Immunomedics, Inc. [1,2]	846,125	11,219,618
Kiniksa Pharmaceuticals Ltd. Class A [2]	286,938	2,441,842
Neurocrine Biosciences, Inc. [2]	110,789	9,983,197
Spectrum Pharmaceuticals, Inc. [1,2]	1,155,773	9,587,137
Viking Therapeutics, Inc. [1,2]	1,713,561	11,789,300
		84,059,631
Health Care Equipment & Supplies - 7.6%
ABIOMED, Inc. [2]	59,824	10,642,091
Axogen, Inc. [2]	1,195,080	14,914,598
Cooper Cos., Inc. (The)	35,545	10,556,865
Endologix, Inc. [1,2]	169,778	674,019
Integra LifeSciences Holdings Corp. [2]	306,178	18,392,112
Masimo Corp. [2]	66,469	9,889,923
Merit Medical Systems, Inc. [2]	912,224	27,786,343
Nevro Corp. [1,2]	123,507	10,617,897
Quidel Corp. [1,2]	241,205	14,797,927
SmileDirectClub, Inc. [2]	590,855	8,201,067
STERIS Plc	238,659	34,483,839
		160,956,681
Health Care Providers & Services - 3.0%
BioTelemetry, Inc. [1,2]	684,759	27,890,234
MEDNAX, Inc. [2]	1,537,239	34,772,346
		62,662,580
Health Care Technology - 1.0%
Medidata Solutions, Inc. [2]	217,601	19,910,492
Life Sciences Tools & Services - 1.2%
Syneos Health, Inc. [1,2]	476,257	25,341,635
Pharmaceuticals - 1.7%
Catalent, Inc. [1,2]	194,899	9,288,886
Prestige Consumer Healthcare, Inc. [1,2]	463,004	16,061,609
Revance Therapeutics, Inc. [2]	864,627	11,240,151
		36,590,646
Total Health Care		389,521,665
Industrials - 25.3%
Air Freight & Logistics - 0.7%
Forward Air Corp.	246,269	15,692,261

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
Building Products - 0.8%
Allegion Plc	169,679	$ 17,587,228
Commercial Services & Supplies - 6.9%
ABM Industries, Inc. [1]	902,595	32,782,250
Cimpress, N.V. (Netherlands) [2]	209,782	27,657,659
Clean Harbors, Inc. [2]	679,255	52,438,486
Ritchie Bros. Auctioneers, Inc. (Canada)	787,935	31,438,607
		144,317,002
Electrical Equipment - 2.5%
Sensata Technologies Holding Plc [1,2]	1,059,515	53,039,321
Machinery - 8.1%
John Bean Technologies Corp. [1]	287,202	28,556,495
Kennametal, Inc.	660,445	20,302,079
Middleby Corp. (The) [1,2]	310,826	36,335,560
Proto Labs, Inc. [2]	73,433	7,497,509
Tennant Co. [1]	401,352	28,375,586
Wabtec Corp. [1]	155,058	11,142,468
Woodward, Inc.	350,059	37,746,862
		169,956,559
Marine - 2.2%
Kirby Corp. [1,2]	389,217	31,978,069
Matson, Inc.	386,964	14,515,019
		46,493,088
Professional Services - 1.4%
TriNet Group, Inc. [2]	463,630	28,833,150
Road & Rail - 1.2%
Heartland Express, Inc. [1]	1,185,250	25,494,727
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. Class A [1]	432,805	31,391,347
Total Industrials		532,804,683
Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 3.0%
Belden, Inc. [1]	545,180	29,079,901
Trimble, Inc. [2]	890,070	34,543,617
		63,623,518
IT Services - 4.1%
Carbonite, Inc. [1,2]	833,516	12,911,163
Euronet Worldwide, Inc. [2]	67,609	9,891,197
Gartner, Inc. [2]	90,436	12,931,443
Presidio, Inc.	1,558,542	26,339,360
Switch, Inc. Class A [1]	1,586,506	24,781,224
		86,854,387
	Shares	Value
Semiconductors & Semiconductor Equipment - 1.2%
ON Semiconductor Corp. [2]	1,240,275	$ 23,825,683
Software - 13.8%
2U, Inc. [1,2]	1,009,589	16,436,109
ChannelAdvisor Corp. [2]	677,299	6,319,200
Cornerstone OnDemand, Inc. [2]	369,044	20,230,992
FireEye, Inc. [1,2]	1,268,439	16,920,976
j2 Global, Inc. [1]	538,350	48,892,947
LogMeIn, Inc. [1]	942,670	66,891,863
New Relic, Inc. [2]	255,707	15,713,195
Nuance Communications, Inc. [2]	1,385,381	22,595,564
RealPage, Inc. [1,2]	165,448	10,400,061
SolarWinds Corp. [1,2]	2,009,042	37,066,825
SS&C Technologies Holdings, Inc.	552,504	28,492,632
		289,960,364
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. [1,2]	1,312,410	10,696,141
Total Information Technology		474,960,093
Materials - 0.8%
Containers & Packaging - 0.8%
Graphic Packaging Holding Co. [1]	1,109,516	16,365,360
Total Materials		16,365,360
Total Common Stocks - 89.0% (Cost $1,785,401,028)		1,872,910,242
Warrants - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Endologix, Inc., Strike Price $6.61, Expires 4/3/29 Acquisition Date: 4/1/19, Cost $5,061,271 [2,3,4]	765,699	5,061,271
Total Health Care		5,061,271
Total Warrants - 0.2% (Cost $5,061,271)		5,061,271
Preferred Stocks - 1.4%
Health Care - 0.4%
Biotechnology - 0.4%
Forte Biosciences, Inc. Acquisition Date: 12/31/18, Cost $4,000,000 [2,3,4]	5,571,807	4,401,727

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
Precision BioSciences, Inc. Acquisition Date: 5/25/18-3/1/19, Cost $4,704,038 [2,4]	408,976	$ 3,431,309
Total Health Care		7,833,036
Information Technology - 1.0%
Communications Equipment - 0.4%
Starry, Inc. (Series C Shares) Acquisition Date: 5/14/18, Cost $4,220,000 [2,3,4]	4,577,007	6,545,120
Starry, Inc. (Series D Shares) Acquisition Date: 3/6/19, Cost $1,835,000 [2,3,4]	1,283,217	1,835,001
		8,380,121
Software - 0.6%
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $7,018,564 [2,3,4]	2,752,853	8,120,916
Sumo Logic, Inc. Series G Acquisition Date: 5/1/19, Cost $3,999,997 [2,3,4]	363,131	3,999,997
		12,120,913
Total Information Technology		20,501,034
Total Preferred Stocks - 1.4% (Cost $25,777,599)		28,334,070
Shares/ Principal Amount
Short-Term Investments - 2.8%[5]
Repurchase Agreements - 2.8%
Bank of America Securities Inc., dated 9/30/19, due 10/1/19, 2.30% total to be received $4,084,175 (collateralized by various U.S. Treasury Obligations, 1.13% - 2.25%, 8/31/21 - 11/15/27, totaling $4,165,593)	$ 4,083,914	4,083,914
	Shares/ Principal Amount	Value
BNP Paribas S.A., dated 9/30/19, due 10/1/19, 2.35% total to be received $3,962,431 (collateralized by various U.S. Treasury Obligations, 0.00% - 4.63%, 11/15/19 - 2/15/49, totaling $4,041,416)	$ 3,962,172	$ 3,962,172
BNP Paribas S.A., dated 9/30/19, due 10/1/19, 2.37% total to be received $9,841,869 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 2/15/21 - 8/1/49, totaling $10,038,045)	9,841,221	9,841,221
Citigroup Global Markets, Inc., dated 9/30/19, due 10/1/19, 2.32% total to be received $13,804,283 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 9.00%, 6/1/24 - 10/1/49, totaling $14,079,467)	13,803,393	13,803,393
HSBC Securities, Inc., dated 9/30/19, due 10/1/19, 2.36% total to be received $13,804,298 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 2.50%, 1/30/20 - 5/15/46, totaling $14,079,461)	13,803,393	13,803,393

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/30/19, due 10/1/19, 2.37% total to be received $13,804,302 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/15/19 - 9/1/49, totaling $14,079,461)	$13,803,393	$ 13,803,393
Total Repurchase Agreements		59,297,486
Total Short-Term Investments - 2.8% (Cost $59,297,486)		59,297,486
Total Investments - 93.4% (Cost $1,875,537,384)		1,965,603,069
Cash and Other Assets, Less Liabilities - 6.6%		139,578,763
Net Assets - 100.0%		$2,105,181,832
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at September 30, 2019. Total value of such securities at period-end amounts to $452,808,338 and represents 21.51% of net assets.
[2]	Non-income producing securities.
[3]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $33,395,341 and represents 1.59% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com